Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net (loss)	€ (147,693)	€ (114,531)	€ (44,674)
Actuarial gains and losses on employee benefits, net of corporate tax	(177)	(249)	166
Profit (loss) directly recognized in shareholders' equity	(177)	(249)	166
Other comprehensive (loss) income	3,280	(743)	(90)
Total comprehensive (loss)	€ (144,590)	€ (115,523)	€ (44,598)